Net Loss Per Share Attributable to Ordinary Shareholders (Tables) - Chemomab Therapeutics Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30, 2026	June 30, 2026	June 30, 2025	June 30, 2025
Numerator:
Net loss	3,938	2,165	5,380	2,057

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	639,483,242	640,243,933	459,829,621	463,508,519

Net loss per share attributable to ordinary shareholders, basic and diluted	0.006	0.003	0.012	0.004

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	In USD thousands, except share and per share data
Numerator:
Net loss	8,995	13,945	24,221

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	510,227,715	359,048,638	234,998,859

Net loss per share attributable to ordinary shareholders, basic and diluted	0.018	0.039	0.103

Schedule of Ordinary Shares that were Excluded from the Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders

The potential number of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented since including them would have been anti-dilutive are as follows:

	Six Months ended June 30,	Six Months ended June 30,
	2026	2025
Outstanding options to purchase ordinary shares and RSAs	40,589,680	44,471,160

The potential number of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented since including them would have been anti-dilutive are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	Number of shares

Outstanding options to purchase ordinary shares and RSAs	41,564,080	38,494,200	29,873,100